Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Entity Registrant Name	ASBURY AUTOMOTIVE GROUP INC
Amendment Flag	false
Entity Central Index Key	0001144980
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-31262
Entity Tax Identification Number	01-0609375
Entity Address, Address Line One	2905 Premiere Parkway NW
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	ABG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false